Equity - Profit attributable to equity holders of Shinhan Financial Group and earnings per share after factoring in regulatory reserve for loan losses (Details) - KRW (₩)
₩ / shares in Units, ₩ in Millions
12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit attributable to equity holders of Shinhan Financial Group and earnings per share after factoring in regulatory reserve for loan losses [Abstract]
Profit attributable to equity holders of Shinhan Financial Group		₩ 4,368,035	₩ 4,665,643	₩ 4,019,254
Provision for regulatory reserve for loan losses		151,357	38,508
Profit attributable to equity holders of Shinhan Financial Group after adjusted for regulatory reserve		₩ 4,519,392	₩ 4,704,151
Basic earnings loss per share after adjustment for regulatory reserve for loan losses	[1]	₩ 8,361	₩ 8,571
Diluted earnings loss per share after adjustment for regulatory reserve for loan losses	[1]	₩ 8,361	₩ 8,571

[1]	Dividends for hybrid bonds are deducted.